PROSKAUER ROSE LLP
ELEVEN TIMES SQUARE
New York, New York 10036

August 14, 2023

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Emily Rowland

Re:	BNY Mellon Investment Funds V, Inc.

-- BNY Mellon Large Cap Equity Fund (File No. 811-06490)

Definitive Proxy Statement

Ladies and Gentlemen:

On behalf of BNY Mellon Large Cap Equity Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission"), is the Fund's definitive proxy statement on Schedule 14A and form of proxy (the "definitive proxy statement") for a special meeting of shareholders of the Fund to be held over the Internet in a virtual meeting format only on Thursday, October 12, 2023.

Shareholders of record as of the close of business on August 23, 2023 will be permitted to vote on the proposal. The definitive proxy statement is expected to be mailed on or about September 6, 2023.

On July 27, 2023, the Fund filed with the Commission a preliminary proxy statement and, on August 3, 2023, comments on that filing were provided to the undersigned by Emily Rowland of the staff (the "Staff") of the Commission. This letter also responds to the Staff's comments. Fund management acknowledges that the disclosure in the proxy statement is the responsibility of management, notwithstanding Staff review and comments.

For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated below, and the response is set out immediately following each comment. We have considered comments made by the Staff with respect to one section of the definitive proxy statement as applicable to similar disclosure elsewhere in the definitive proxy statement. Capitalized terms used but not defined herein have the meanings assigned to them in the definitive proxy statement.

1.	Staff Comment: Please consider bolding or otherwise highlighting the sentence in the Notice of Special Meeting of Shareholders that notifies shareholders that obtaining a legal proxy may take several days.

Response: The referenced sentence has been bolded.

2.	Staff Comment: Please disclose on the first page of the proxy statement the number of outstanding Fund shares.

Response: The number of outstanding Fund shares has been disclosed on the first page of the definitive proxy statement.

3.	Staff Comment: Please delete the phrase "and similar investment management policies" in the introductory sentence to the chart listing other investment companies advised by NIMNA and indicate for any fund identified in the chart whether NIMNA has waived, reduced or otherwise agreed to reduce its compensation under the applicable contract.

Response: The requested deletion has been made and additional information, as applicable, has been provided in the definitive proxy statement.

4.	Staff Comment: Please disclose when "in the future" the current portfolio manager of the Fund will no longer serve as a portfolio manager of the Fund.

Response: The requested disclosure has been provided in the definitive proxy statement.

5.	Staff Comment: Please confirm in the proxy statement whether the New Primary Portfolio Managers will be jointly and primarily responsible for managing the Fund's assets.

Response: The requested disclosure has been provided in the definitive proxy statement.

6.	Staff Comment: Under Proposal 2, please disclose the Board's considerations in approving the "manager of managers" arrangement.

Response: The requested disclosure has been provided in the definitive proxy statement.

7.	Staff Comment: Please revise the disclosure under "Voting Information" regarding a broker-dealer that is not a member of the New York Stock Exchange potentially being permitted to vote shares with respect to which it has not received voting instructions from its customers, as the Staff considers all broker-dealers to be subject to the rules of the New York Stock Exchange and, thus, not being permitted to vote such shares for which no instructions have been received from customers in connection with non-routine proposals.

Response: The disclosure has been revised in the definitive proxy statement.

8.	Staff Comment: In the sentence under "Voting Information" that begins with the word "Ordinarily," please consider clarifying that the statement refers to routine matters.

Response: The requested clarification has been provided in the definitive proxy statement.

9.	Staff Comment: In the fourth paragraph under "Voting Instructions," please disclose that insurance company intermediaries are required to vote shares with respect to which the insurance company has not received voting instructions from its policy owners in the same proportion as those shares for which the insurance company has received voting instructions from its policy owners.

Response: The requested disclosure has been provided in the definitive proxy statement.

10.	Staff Comment: In the sentences under "Voting Information" that state that a small number of shareholders who hold shares through an intermediary or with respect to a BNYM Adviser-sponsored IRA that provide their intermediary or BNY Mellon, respectively, with voting instructions could determine how the Fund votes if other shareholders fail to vote, please indicate that such determination is only applicable to how shares held by such shareholders would be voted.

Response: The requested clarification has been provided in the definitive proxy statement.

11.	Staff Comment: For shares held through an intermediary or BNY sponsored IRAs, the disclosure should also address how these votes will be counted for quorum purposes – i.e., if correct, since the intermediary/IRA is the record owner of the shares, the votes will be counted as present for purposes of quorum.

Response: The requested disclosure has been provided in the definitive proxy statement.

12.	Staff Comment: In the intermediary and BNY IRA paragraphs, in the last sentence of the paragraphs that reads: "Because of this practice, a small number of shareholders…", please consider replacing the clause "Because of this practice…" with "In cases where proportionate voting is required or permitted" as applicable.

Response: The suggested disclosure has been provided in the definitive proxy statement.

13.	Staff Comment: Please disclose under "Additional Information" if the Fund has an Administrator.

Response: BNYM Adviser provides administrative services to the Fund pursuant to the Management Agreement, which is described in the information about BNYM Adviser.

14.	Staff Comment: Please delete the word "no" in the last sentence of the last paragraph under "Certain Beneficial Ownership".

Response: The word "no" has been deleted where indicated in the definitive proxy statement.

15.	Staff Comment: Please consider adding to the proxy card the sentence in the Notice of Special Meeting of Shareholders that notifies shareholders that obtaining a legal proxy may take several days.

Response: The referenced sentence has been added to the proxy card.

* * * * *

We hope the Staff finds that this letter and the revisions included in the definitive proxy statement are responsive to the Staff's comments. Should members of the Staff have any questions or comments regarding the definitive proxy statement, they should call the undersigned at 212.969.3357.

Very truly yours,

/s/ David Stephens

cc: James Bitetto

Jeff Prusnofsky

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